Condensed Consolidated Balance Sheets (Parenthetical) - SayMedia, Inc [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	70,000,000	70,000,000	70,000,000
Preferred stock, shares issued	56,760,766	56,760,766	56,760,766
Preferred stock, shares outstanding	56,760,766	56,760,766	56,760,766
Preferred stock, liquidation preference	$ 13,062,832	$ 13,062,832	$ 13,062,832
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	160,000,000	160,000,000	160,000,000
Common stock, shares issued	148,433,619	148,424,244	148,394,244
Common stock, shares outstanding	148,433,619	148,424,244	148,394,244